FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Equity securities without readily determinable fair values	$ 347,975	$ 225,979
Total long-term investments	$ 347,975	$ 225,979